Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net
Intangible Assets, Net

5. Intangible Assets, Net

	As of December 31,		Weighted Average Remaining Amortization Period in Years
	2015	2016
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	7.25
License agreements with SINA	80,660,000	80,660,000	7.25
Exclusive rights with Baidu	54,096,827	50,639,152	—
Customer relationship	10,538,309	10,269,891	2.69
Database license	8,300,000	8,300,000	1.25
Non-compete agreements	1,575,336	1,489,800	—
Computer software licenses	1,023,321	1,056,540	2.63

	262,983,793	259,205,383	7.07
Less: Accumulated amortization
Advertising agency agreement	57,341,459	63,396,382
License agreements with SINA	43,881,281	48,384,797
Exclusive rights with Baidu	54,096,827	50,639,152
Customer relationship	8,424,820	8,975,366
Database license	6,102,942	7,079,413
Non-compete agreements	1,575,336	1,489,800
Computer software licenses	824,300	866,857

Intangible assets subject to amortization, net	90,736,828	78,373,616

Total intangible assets, net	90,736,828	78,373,616

The advertising agency agreement and license agreements with SINA were recognized in connection with the Group’s acquisition of COHT in 2009, which allows the Group to operate SINA’s existing real estate and home furnishing related channels and have the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA’s other websites through 2019. If the Group sells advertising on SINA’s websites other than above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement. In March 2014, the advertising agency agreement and license agreements originally signed between Leju and SINA in 2009 were extended an additional five years to March 2024 for no additional consideration. All other terms of the agreements remain the same.

In 2011, the Group purchased exclusive rights from Baidu, Inc (“Baidu”) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100 through August 2014. In October 2013, the Group extended these rights with Baidu to March 2015, without paying additional consideration. The payment schedule of the remaining liability for exclusive rights was also deferred through the extension period. The fair value of $43,847,992 was recognized in 2011 and calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method over the term of the exclusive rights and amounted to $52,922, nil and nil for the years ended December 31, 2014, 2015 and 2016, respectively.

In April 2015, the Group extended these rights with Baidu from April to December 2015, with additional payment of $12,023,475 (RMB75,000,000).

The Group paid $9,004,710, $12,023,475 and nil in connection with the exclusive rights in 2014, 2015 and 2016, respectively.

Amortization expenses were $23,088,327, $26,653,571 and $12,426,950 for the years ended December 31, 2014, 2015 and 2016, respectively. The Group expects to record amortization expenses of $12,220,078, $11,327,942, $10,813,544, $10,576,991 and $10,558,440 for the years ending December 31, 2017, 2018, 2019, 2020 and 2021, respectively.